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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

CORPORATE BONDS - 71.5%	Coupon	Maturity	Par Value	Value
Communication Services - 4.7%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.048%	09/20/19	$2,000,000	$2,007,148
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.334%	03/16/22	2,100,000	2,133,703
				4,140,851
Consumer Discretionary - 5.4%
Lennar Corporation	2.950%	11/29/20	2,600,000	2,528,500
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,217,498
				4,745,998
Consumer Staples - 1.8%
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,584,955

Energy - 6.4%
Chevron Corporation (3MO LIBOR + 9) (a)	2.401%	02/28/19	720,000	720,167
CNX Resources Corporation	5.875%	04/15/22	2,600,000	2,552,888
Transocean, Inc.	6.500%	11/15/20	2,303,000	2,363,454
				5,636,509
Financials - 12.6%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,682,738
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.487%	07/24/23	2,500,000	2,516,669
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,480,375
Prospect Capital Corporation	5.000%	07/15/23	2,200,000	2,170,154
Zions Bancorporation	5.650%	11/15/23	2,300,000	2,301,150
				11,151,086
Health Care - 6.7%
Anthem, Inc.	4.350%	08/15/20	605,000	615,146
Becton, Dickinson and Company (3MO LIBOR +103) (a)	3.353%	06/06/22	2,615,000	2,630,181
CVS Health Corporation	2.800%	07/20/20	1,900,000	1,880,726
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	785,000	776,559
				5,902,612
Industrials - 11.3%
General Electric Company (3MO LIBOR + 100) (a)	3.334%	03/15/23	1,000,000	988,260
Icahn Enterprises, L.P.	6.000%	08/01/20	2,390,000	2,410,912
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	2,700,000	2,668,571
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,626,705

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 71.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 11.3% (Continued)
Ryder System, Inc.	2.450%	09/03/19	$1,243,000	$1,236,104
				9,930,552
Information Technology - 6.7%
Dell, Inc., 144A	3.480%	06/01/19	1,900,000	1,902,379
FLIR Systems, Inc.	3.125%	06/15/21	2,034,000	2,003,493
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	2,000,000	1,980,628
				5,886,500
Materials - 13.2%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,593,347
Ball Corporation	4.375%	12/15/20	1,800,000	1,800,000
Ball Corporation	5.000%	03/15/22	556,000	564,340
Methanex Corporation	5.250%	03/01/22	1,641,000	1,671,683
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,619,695
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,361,750
				11,610,815
Utilities - 2.7%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,410,810

Total Corporate Bonds (Cost $63,106,360)				$63,000,688

CONVERTIBLE CORPORATE BONDS - 16.6%	Coupon	Maturity	Par Value	Value
Communication Services - 3.5%
Gannett Company, Inc.	4.750%	04/15/24	$3,000,000	$3,072,537

Financials - 2.6%
Ares Capital Corporation	4.375%	01/15/19	2,275,000	2,276,543

Health Care - 2.2%
Aceto Corporation	2.000%	11/01/20	2,600,000	1,950,000

Industrials - 2.7%
Arconic, Inc.	1.625%	10/15/19	2,370,000	2,380,257

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS - 16.6% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 2.7%
Twitter, Inc.	0.250%	09/15/19	$2,400,000	$2,320,010

Real Estate - 2.9%
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,571,021

Total Convertible Corporate Bonds (Cost $15,341,092)				$14,570,368

BANK DEBT - 3.7%	Coupon	Maturity	Par Value	Value
Materials - 0.6%
Ball Metalpack, LLC (1MO LIBOR + 450) (a)	6.802%	07/26/25	$498,750	$503,426

Financials - 3.1%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.256%	12/21/20	1,846,154	1,846,098
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.256%	12/21/20	911,692	911,692
				2,757,790

Total Bank Debt (Cost $3,254,102)				$3,261,216

COMMON STOCKS - 1.3%			Shares	Value
Industrials - 1.3%
Air Industries Group (d) (Cost $1,405,186)			936,789	$1,124,147

WARRANTS - 4.3%			Shares	Value
Financials - 4.3%
American International Group, Inc., $43.66, expires 01/19/21 (d)			26,500	$212,000
Capital One Financial Corporation, $42.004, expires 11/14/18 (d)			18,700	891,429
Hartford Financial Services Group, Inc., $8.886, expires 06/26/19 (d)			45,200	1,806,192
Lincoln National Corporation, $9.732, expires 07/10/19 (d)			16,260	894,300
				3,803,921

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 4.3% (Continued)	Shares	Value
Industrials - 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	$10

Total Warrants (Cost $3,222,373)		$3,803,931

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.09% (f) (Cost $3,006,572)	3,006,572	$3,006,572

Total Investments at Value - 100.8% (Cost $89,335,685)		$88,766,922

Liabilities in Excess of Other Assets - (0.8%)		(673,609)

Net Assets - 100.0%		$88,093,313

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,031,953 as of October 31, 2018, representing 10.3% of net assets.
LIBOR	- London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2018. The reference rate and spread (in basis points) for these securities are indicated parenthetically.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,757,800 as of October 31, 2018, representing 3.1% of net assets.
(c)	Illiquid security. Total value of illiquid securities as of October 31, 2018 was $2,757,800, representing 3.1% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of October 31, 2018.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

CORPORATE BONDS - 93.3%	Coupon	Maturity	Par Value	Value
Communication Services - 6.0%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.048%	09/20/19	$5,500,000	$5,519,657
Gannett Company, Inc.	5.125%	07/15/20	1,375,000	1,375,000
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.334%	03/16/22	5,000,000	5,080,245
				11,974,902
Consumer Discretionary - 7.0%
AutoZone, Inc.	4.000%	11/15/20	3,000,000	3,030,855
Lennar Corporation	2.950%	11/29/20	6,000,000	5,835,000
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,246,338
Marriott International, Inc.	2.300%	01/15/22	2,000,000	1,911,737
				14,023,930
Consumer Staples - 4.0%
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,113,005
Mondelēz International, Inc., 144A	2.000%	10/28/21	3,115,000	2,964,596
				8,077,601
Energy - 4.8%
CNX Resources Corporation	5.875%	04/15/22	5,400,000	5,302,152
Transocean, Inc.	6.500%	11/15/20	4,300,000	4,412,875
				9,715,027
Financials - 21.7%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,411,326
Ares Capital Corporation	4.875%	11/30/18	5,800,000	5,808,178
Bank of the Ozarks, Inc.	5.500%	07/01/26	3,732,000	3,779,811
Barclays Bank plc (a)	2.000%	07/27/22	3,000,000	2,928,538
Barclays plc (3MO LIBOR + 211) (a)	4.451%	08/10/21	2,684,000	2,775,658
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.487%	07/24/23	5,500,000	5,536,671
JPMorgan Chase & Company	6.300%	04/23/19	5,000,000	5,080,974
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	4,960,750
Prospect Capital Corporation	5.000%	07/15/23	4,800,000	4,734,883
Zions Bancorporation	5.650%	11/15/23	4,500,000	4,502,250
				43,519,039
Health Care - 13.8%
Amgen, Inc. (3MO LIBOR + 45) (a)	2.788%	05/11/20	3,078,000	3,085,060
Anthem, Inc.	4.350%	08/15/20	1,000,000	1,016,770
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	3.353%	06/06/22	5,825,000	5,858,816

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 13.8% (Continued)
Cardinal Health, Inc.	1.948%	06/14/19	$5,625,000	$5,588,987
CVS Health Corporation	2.800%	07/20/20	4,200,000	4,157,394
Medtronic, Inc. (3MO LIBOR + 80) (a)	3.134%	03/15/20	5,500,000	5,545,411
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	2,418,000	2,392,001
				27,644,439
Industrials - 16.6%
BorgWarner, Inc.	8.000%	10/01/19	2,790,000	2,911,402
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,612,010
General Electric Company (3MO LIBOR + 100) (a)	3.334%	03/15/23	5,000,000	4,941,300
Icahn Enterprises, L.P.	6.000%	08/01/20	5,000,000	5,043,750
Illinois Tool Works, Inc.	6.250%	04/01/19	4,000,000	4,054,896
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	5,900,000	5,831,322
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	4,722,965
Roper Technologies, Inc.	2.800%	12/15/21	3,258,000	3,169,557
				33,287,202
Information Technology - 6.6%
Dell, Inc., 144A	3.480%	06/01/19	5,600,000	5,607,011
FLIR Systems, Inc.	3.125%	06/15/21	2,700,000	2,659,504
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	5,000,000	4,951,570
				13,218,085
Materials - 12.3%
Ball Corporation	4.375%	12/15/20	5,150,000	5,150,000
Cabot Corporation	3.700%	07/15/22	3,980,000	3,931,867
Methanex Corporation	5.250%	03/01/22	5,680,000	5,786,203
Sherwin-Williams Company	7.250%	06/15/19	5,125,000	5,256,386
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,630,035
				24,754,491
Utilities - 0.5%
Pennsylvania Electric Company	6.625%	04/01/19	15,000	15,217
Southern Company (The)	2.350%	07/01/21	1,000,000	966,256
				981,473

Total Corporate Bonds (Cost $187,766,898)				$187,196,189

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS - 2.5%	Coupon	Maturity	Par Value	Value
Real Estate - 2.5%
RWT Holdings, Inc. (Cost $5,100,000)	5.625%	11/15/19	$5,000,000	$5,046,645

BANK DEBT - 2.3%	Coupon	Maturity	Par Value	Value
Financials - 2.3%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.256%	12/21/20	$1,519,487	$1,519,487
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.256%	12/21/20	3,076,923	3,076,831
Total Bank Debt (Cost $4,596,410)				$4,596,318

PREFERRED STOCKS - 0.3%			Shares	Value
Real Estate - 0.3%
RAIT Financial Trust, 7.75%, Series A (d)(e) (Cost $2,946,070)			135,000	$675,000

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.09% (f) (Cost $2,299,889)	2,299,889	$2,299,889

Total Investments at Value - 99.5% (Cost $202,709,267)		$199,814,041

Other Assets in Excess of Liabilities - 0.5%		963,196

Net Assets - 100.0%		$200,777,237

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,038,214 as of October 31, 2018, representing 14.5% of net assets.
LIBOR	- London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in the offering documents. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $4,596,318 as of October 31, 2018, representing 2.3% of net assets.
(c)	Illiquid security. Total value of illiquid securities as of October 31, 2018 was $4,596,318, representing 2.3% of net assets.
(d)	Non-income producing security.
(e)	Security has a perpetual maturity.
(f)	The rate shown is the 7-day effective yield as of October 31, 2018.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2018 (Unaudited)

1. Securities Valuation

Securities of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper, if any, may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to amortize to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820, “Fair Value Measurement” (“ASC 820”). ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Certain bank debt and warrants held by the Funds are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2018 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$63,000,688	$-	$63,000,688
Convertible Corporate Bonds	-	14,570,368	-	14,570,368
Bank Debt	-	503,426	2,757,790	3,261,216
Common Stocks	1,124,147	-	-	1,124,147
Warrants	3,803,921	-	10	3,803,931
Money Market Funds	3,006,572	-	-	3,006,572
Total	$7,934,640	$78,074,482	$2,757,800	$88,766,922

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$187,196,189	$-	$187,196,189
Convertible Corporate Bonds	-	5,046,645	-	5,046,645
Bank Debt	-	-	4,596,318	4,596,318
Preferred Stocks	675,000	-	-	675,000
Money Market Funds	2,299,889	-	-	2,299,889
Total	$2,974,889	$192,242,834	$4,596,318	$199,814,041

Transfers that occurred between Level 2 and Level 3 as of October 31, 2018 for EBS Income and Appreciation Fund due to changes in availability of quoted prices was as follows:

Transfers from Level 3 to Level 2	$503,426

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2018:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2018

Bank Debt	$2,711,847	$191,176	$(116,176)	$-	$(29,057)	$2,757,790

Warrants	10	-	-	-	-	10

Total	$2,711,857	$191,176	$(116,176)	$-	$(29,057)	$2,757,800

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2018

Bank Debt	$4,519,745	$318,628	$(193,627)	$-	$(48,428)	$4,596,318

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review of the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund
	Fair Value at October 31, 2018	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,757,790	DCF Model	Discount Rate	6.228%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at October 31, 2018	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Bank Debt	$4,596,318	DCF Model	Discount Rate	6.228%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases to the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the period ended October 31, 2018.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2018:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of portfolio investments	$89,309,016	$202,709,267
Gross unrealized appreciation	$2,700,789	$998,661
Gross unrealized depreciation	(3,242,883)	(3,893,887)
Net unrealized depreciation	$(542,094)	$(2,895,226)

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 21, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 21, 2018

*	Print the name and title of each signing officer under his or her signature.